Income Tax and Social Contribution - Schedule of Reconciliation of Income Tax and Social Contribution Expenses (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Reconciliation Of Income Tax And Social Contribution Expenses Abstract
Current rates	34.00%	34.00%	34.00%